Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Crude oil	$ 2,789	$ 3,007
Natural gas	697	548
Emission allowances	843	549
Refined petroleum and petrochemical products	5,803	6,627
Total current inventories	10,132	10,731
Trading inventories	8,665	8,977
Supplies	2,105	1,946
Current biological assets	112	178
Solar projects	1,485	1,400
Total current inventories	22,499	23,232
Cost of inventories expensed in the income statement	$ 110,640	$ 113,941	$ 119,307